Revenue and Segment Information	12 Months Ended
Dec. 31, 2025
Revenue and Segment Information [Abstract]
Revenue and segment information

3. Revenue and segment information

Revenue

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Sales of primarily-processed white teas
Premium-grade	3,578	1,783	1,824
First-grade	5,806	3,260	3,409
Second-grade	5,088	3,029	2,397
Third-grade	5,413	3,159	2,284
Sales of primarily-processed black teas
Premium-grade	691	449	434
First-grade	1,176	776	754
Second-grade	900	690	581
Third-grade	1,031	669	530
Sales of refined teas	439	1,199	6
	24,122	15,014	12,219

Segment information

Operating segments are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to assess performance and allocate resources. The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.

Total revenues represent sales to unaffiliated customers, as reported in the Consolidated Statements of Operations. The Company evaluates the segments’ performance based on direct margins (gross profit) from operations before selling and distribution costs, administrative expenses, finance costs, other income (loss) and income taxes.

Information by operating segment is as follows:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Revenues:
Sales of primarily-processed teas	23,683	13,815	12,213
Sales of refined teas	439	1,199	6
	24,122	15,014	12,219
Cost of sales:
Sales of primarily-processed teas	11,269	10,427	10,900
Sales of refined teas	69	657	5
	11,338	11,084	10,905
Segment results:
Sales of primarily-processed teas	12,414	3,388	1,313
Sales of refined teas	370	542	1
	12,784	3,930	1,314

No geographical information is presented as all of the Group’s business is carried out in the PRC and from which the Group’s revenue from external customers is generated.

During the years ended December 31, 2023, 2024 and 2025, none of independent third-party customers accounted for more than 10% of the Group’s total revenue.

Measurement of segment assets and liabilities is not provided regularly to the Group’s CODM and accordingly, no segment assets and liabilities information is presented. Management considered the operating expenses cannot be effectively allocated to each segment.